Quarterly Holdings Report
for

Fidelity Freedom® Blend 2015 Fund

June 30, 2020

FBF-Y15-QTLY-0820
1.9892465.101

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 23.6%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	559,505	$10,031,926
Fidelity Series Commodity Strategy Fund (a)	1,409,748	5,413,433
Fidelity Series Large Cap Growth Index Fund (a)	542,548	6,825,255
Fidelity Series Large Cap Stock Fund (a)	495,479	6,971,390
Fidelity Series Large Cap Value Index Fund (a)	1,197,441	13,159,878
Fidelity Series Small Cap Opportunities Fund (a)	273,235	3,341,663
Fidelity Series Value Discovery Fund (a)	402,686	4,711,426
TOTAL DOMESTIC EQUITY FUNDS
(Cost $50,188,641)		50,454,971

International Equity Funds - 21.9%
Fidelity Series Canada Fund (a)	246,226	2,348,992
Fidelity Series Emerging Markets Fund (a)	242,923	2,076,995
Fidelity Series Emerging Markets Opportunities Fund (a)	978,670	18,761,108
Fidelity Series International Growth Fund (a)	371,740	6,371,626
Fidelity Series International Index Fund (a)	275,662	2,616,034
Fidelity Series International Small Cap Fund (a)	130,166	2,080,055
Fidelity Series International Value Fund (a)	757,762	6,372,779
Fidelity Series Overseas Fund (a)	615,089	6,347,715
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $45,981,067)		46,975,304

Bond Funds - 41.6%
Fidelity Series Corporate Bond Fund (a)	1,256,174	14,006,340
Fidelity Series Emerging Markets Debt Fund (a)	153,020	1,372,585
Fidelity Series Floating Rate High Income Fund (a)	34,330	295,921
Fidelity Series Government Bond Index Fund (a)	1,496,479	16,865,322
Fidelity Series High Income Fund (a)	169,970	1,500,839
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,682,230	17,579,303
Fidelity Series Investment Grade Bond Fund (a)	1,546,747	18,762,048
Fidelity Series Investment Grade Securitized Fund (a)	1,210,991	12,860,728
Fidelity Series Long-Term Treasury Bond Index Fund (a)	470,725	4,890,832
Fidelity Series Real Estate Income Fund (a)	91,060	879,638
TOTAL BOND FUNDS
(Cost $83,453,972)		89,013,556

Short-Term Funds - 12.9%
Fidelity Cash Central Fund 0.12% (b)	49	49
Fidelity Series Government Money Market Fund 0.25% (a)(c)	4,711,801	4,711,801
Fidelity Series Short-Term Credit Fund (a)	489,186	4,999,485
Fidelity Series Treasury Bill Index Fund (a)	1,784,832	17,866,173
TOTAL SHORT-TERM FUNDS
(Cost $27,447,205)		27,577,508
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $207,070,885)		214,021,339
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,499)
NET ASSETS - 100%		$214,018,840

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$7,069,051	$1,514,482	$1,373,462	$--	$56,138	$2,765,717	$10,031,926
Fidelity Series Canada Fund	2,104,725	254,531	327,255	--	(57,193)	374,184	2,348,992
Fidelity Series Commodity Strategy Fund	6,188,649	533,540	1,560,711	--	(319,127)	571,082	5,413,433
Fidelity Series Corporate Bond Fund	10,589,640	2,724,327	400,886	98,260	1,464	1,091,795	14,006,340
Fidelity Series Emerging Markets Debt Fund	1,143,208	132,717	37,648	17,909	757	133,551	1,372,585
Fidelity Series Emerging Markets Fund	1,241,776	595,282	66,979	--	(1,860)	308,776	2,076,995
Fidelity Series Emerging Markets Opportunities Fund	11,928,317	4,877,517	1,103,740	--	(40,531)	3,099,545	18,761,108
Fidelity Series Floating Rate High Income Fund	255,132	31,085	9,108	3,309	152	18,660	295,921
Fidelity Series Government Bond Index Fund	16,391,161	2,163,793	1,669,442	66,017	16,289	(36,479)	16,865,322
Fidelity Series Government Money Market Fund 0.25%	5,029,221	4,701,887	5,019,307	4,045	--	--	4,711,801
Fidelity Series High Income Fund	1,292,857	159,455	45,542	20,574	824	93,245	1,500,839
Fidelity Series Inflation-Protected Bond Index Fund	15,092,061	2,453,959	548,827	9,020	5,336	576,774	17,579,303
Fidelity Series International Growth Fund	6,291,017	737,385	1,759,964	--	69,063	1,034,125	6,371,626
Fidelity Series International Index Fund	2,286,110	383,249	426,427	--	(47,090)	420,192	2,616,034
Fidelity Series International Small Cap Fund	1,852,946	180,103	307,601	--	(3,440)	358,047	2,080,055
Fidelity Series International Value Fund	6,000,464	785,326	1,445,132	--	(140,622)	1,172,743	6,372,779
Fidelity Series Investment Grade Bond Fund	15,974,695	2,590,717	674,575	121,417	9,469	861,742	18,762,048
Fidelity Series Investment Grade Securitized Fund	11,145,200	2,207,139	573,981	46,747	3,071	79,299	12,860,728
Fidelity Series Large Cap Growth Index Fund	5,256,125	1,180,343	984,136	120,210	71,825	1,301,098	6,825,255
Fidelity Series Large Cap Stock Fund	5,455,426	966,043	405,678	--	7,179	948,420	6,971,390
Fidelity Series Large Cap Value Index Fund	10,154,836	2,327,341	706,955	--	(2,109)	1,386,765	13,159,878
Fidelity Series Long-Term Treasury Bond Index Fund	4,545,328	882,863	427,140	98,246	54,426	(164,645)	4,890,832
Fidelity Series Overseas Fund	5,912,166	958,892	1,652,620	--	(106,262)	1,235,539	6,347,715
Fidelity Series Real Estate Income Fund	703,230	98,615	28,540	11,583	1,374	104,959	879,638
Fidelity Series Short-Term Credit Fund	4,805,041	28,884	--	28,884	--	165,560	4,999,485
Fidelity Series Small Cap Opportunities Fund	2,696,895	598,202	488,927	--	(66,912)	602,405	3,341,663
Fidelity Series Treasury Bill Index Fund	17,797,466	214,082	91,948	65,161	(84)	(53,343)	17,866,173
Fidelity Series Value Discovery Fund	3,167,627	1,260,633	249,304	--	(3,304)	535,774	4,711,426
Total	$182,370,370	$35,542,392	$22,385,835	$711,382	$(491,167)	$18,985,530	$214,021,290

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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